RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 28, 2024
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
For the purpose of these condensed consolidated interim financial statements, transactions with related parties mainly comprise transactions between subsidiaries of the Group and the related parties of the Group.
Transactions with The Coca-Cola Company (TCCC)
The principal transactions with TCCC are for the purchase of concentrate, syrup and finished goods. The following table summarises the transactions with TCCC that directly impacted the condensed consolidated interim income statement for the periods presented:

	Six Months Ended
	28 June 2024	30 June 2023
	€ million	€ million
Amounts affecting revenue[1]	68	68
Amounts affecting cost of sales[2]	(2,332)	(2,099)
Amounts affecting operating expenses[3]	(1)	5
Total net amount affecting the consolidated income statement	(2,265)	(2,026)
[1] Amounts principally relate to fountain syrup and packaged product sales.
[2] Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice as well as funding for marketing programmes.
[3] Amounts principally relate to certain costs associated with new product development initiatives and reimbursement of certain marketing expenses.
The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position as at the dates presented:

	28 June 2024	31 December 2023
	€ million	€ million
Amount due from TCCC	116	101
Amount payable to TCCC	415	229
Acquisition of Coca-Cola Beverages Philippines, Inc. (CCBPI)
On 23 February 2024, the joint acquisition of CCBPI was successfully consummated for a total consideration of US$1.68 billion (€1.55 billion), all of which was settled in cash upon completion. The Group’s share of the total consideration was US$1.0 billion (€930 million), commensurate with the effective 60:40 ownership structure of CCBPI. The transaction has been accounted for under IFRS 3 “Business Combinations”, using the acquisition method of accounting. Refer to Note 2 for further detail on the acquisition of CCBPI.
Refer to Note 14 for details regarding commitments made to TCCC.
Transactions with Cobega companies
The principal transactions with Cobega are for the purchase of juice concentrate and packaging materials. The following table summarises the transactions with Cobega that directly impacted the condensed consolidated interim income statement for the periods presented:

	Six Months Ended
	28 June 2024	30 June 2023
	€ million	€ million
Amounts affecting revenues[1]	1	1
Amounts affecting cost of sales[2]	(35)	(40)
Amounts affecting operating expenses[3]	(6)	(9)
Total net amount affecting the consolidated income statement	(40)	(48)
[1] Amounts principally relate to packaged product sales.
[2] Amounts principally relate to the purchase of packaging materials.
[3] Amounts principally relate to maintenance and repair services and transportation.
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position as at the dates presented:

	28 June 2024	31 December 2023
	€ million	€ million
Amount due from Cobega	8	16
Amount payable to Cobega	25	22
Transactions with Other Related Parties
For the six months ended 28 June 2024 and 30 June 2023 the Group recognised charges in cost of sales of €104 million and €88 million, respectively, in connection with transactions that have been entered into with joint ventures, associates and other related parties predominantly for the purchase of resin as well as container deposit scheme charges in Australia.
Transactions with joint ventures, associates and other related parties that impacted the condensed consolidated interim statement of financial position as at 28 June 2024 include €5 million in amounts receivable from related parties and €10 million in amounts payable to related parties, respectively. As at 31 December 2023 amounts receivable from related parties and amounts payable to related parties included €6 million and €19 million respectively related to transactions with joint ventures, associates and other related parties.
Following CCBPI acquisition, there are two post-employment defined benefit plan entities (Coca-Cola Bottlers Philippines, Inc. Retirement plan and Philippine Beverage Partners, Inc. Retirement Plan) that are considered related parties to the Group. There are no material transactions for the six months ended 28 June 2024 and no material balances as at as at 28 June 2024.